Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 925			$ 5,231	$ 58,316,882	$ (50,048,481)	$ (97,560)	$ 8,176,997
Beginning balance, shares at Dec. 31, 2019	925,000			5,230,713
Net loss						(2,299,942)		(2,299,942)
Change in foreign currency translation							62,836	62,836
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings		$ 250			249,750			250,000
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, shares		250,000
Issuance of common stock as compensation to employees, officers and/or directors				$ 13	35,587			35,600
Issuance of common stock as compensation to employees, officers and/or directors, shares				13,125
Issuance of common stock in exchange for consulting, professional and other services				$ 138	382,067			382,205
Issuance of common stock in exchange for consulting, professional and other services, shares				137,612
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations				$ 16	49,984			50,000
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares				15,625
Issuance of common stock in connection with the issuance of convertible notes				$ 340	735,674			736,014
Issuance of common stock in connection with the issuance of convertible notes, shares				339,678
Conversion of convertible notes and accrued interest into common stock				$ 16	29,984			30,000
Conversion of convertible notes and accrued interest into common stock, shares				15,894
Recognition of beneficial conversion features related to convertible notes					44,129			44,129
Ending balance, value at Jun. 30, 2020	$ 925	$ 250		$ 5,753	59,844,058	(52,348,423)	(34,724)	7,467,839
Ending balance, shares at Jun. 30, 2020	925,000	250,000		5,752,647
Beginning balance, value at Mar. 31, 2020	$ 925			$ 5,583	59,234,564	(51,395,315)	(64,106)	7,781,651
Beginning balance, shares at Mar. 31, 2020	925,000			5,583,321
Net loss						(953,108)		(953,108)
Change in foreign currency translation							29,382	29,382
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings		$ 250			249,750			250,000
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, shares		250,000
Issuance of common stock as compensation to employees, officers and/or directors				$ 13	35,587			35,600
Issuance of common stock as compensation to employees, officers and/or directors, shares				13,125
Issuance of common stock in exchange for consulting, professional and other services				$ 63	141,637			141,700
Issuance of common stock in exchange for consulting, professional and other services, shares				62,482
Issuance of common stock in connection with the issuance of convertible notes				$ 86	167,528			167,614
Issuance of common stock in connection with the issuance of convertible notes, shares				85,928
Conversion of convertible notes and accrued interest into common stock				$ 8	14,992			15,000
Conversion of convertible notes and accrued interest into common stock, shares				7,791
Ending balance, value at Jun. 30, 2020	$ 925	$ 250		$ 5,753	59,844,058	(52,348,423)	(34,724)	7,467,839
Ending balance, shares at Jun. 30, 2020	925,000	250,000		5,752,647
Beginning balance, value at Dec. 31, 2020		$ 5,626		$ 5,886	64,417,218	(55,791,914)	(39,334)	8,597,482
Beginning balance, shares at Dec. 31, 2020		5,625,884		5,886,073
Ending balance, value at Mar. 31, 2021		$ 9,215		$ 5,916	68,851,062	(58,107,489)	(20,965)	10,737,739
Ending balance, shares at Mar. 31, 2021		9,215,059		5,916,134
Beginning balance, value at Dec. 31, 2020		$ 5,626		$ 5,886	64,417,218	(55,791,914)	(39,334)	8,597,482
Beginning balance, shares at Dec. 31, 2020		5,625,884		5,886,073
Net loss						(4,820,080)		(4,820,080)
Change in foreign currency translation							21,869	21,869
Exchange of Series B preferred stock for Series C preferred stock		$ (9,215)	$ 9,215
Exchange of Series B preferred stock for Series C preferred stock, shares		(9,215,059)	9,215,059
Issuance of Series C preferred stock with common stock in connection with sales made under private offerings			$ 100		99,900			100,000
Issuance of Series C preferred stock with common stock in connection with sales made under private offerings, shares			100,000
Issuance of common stock in connection with sales made under public offerings				$ 2,410	8,951,206			8,953,616
Issuance of common stock in connection with sales made under public offerings, shares				2,409,639
Issuance of common stock in connection with the exercise of common stock purchase warrants				$ 106	(106)
Issuance of common stock in connection with the exercise of common stock purchase warrants, shares				105,648
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings		$ 950			949,050			950,000
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, shares		950,000
Issuance of Series B preferred stock in exchange for consulting, professional and other services		$ 75			74,925			75,000
Issuance of Series B preferred stock in exchange for consulting, professional and other services, shares		75,000
Exchange of convertible notes and accrued interest for Series B preferred stock		$ 2,564			2,561,611			2,564,175
[custom:ExchangeOfConvertibleNotesAndAccruedInterestForSeriesBPreferredStockShares]		2,564,175
Issuance of common stock in exchange for consulting, professional and other services				$ 64	256,297			256,361
Issuance of common stock in exchange for consulting, professional and other services, shares				63,871
Issuance of common stock warrants in connection with the issuance of convertible notes					694,644			694,644
Issuance of common stock in connection with the issuance of convertible notes				$ 13	29,737			29,750
Issuance of common stock in connection with the issuance of convertible notes, shares				13,282
Conversion of convertible notes and accrued interest into common stock				$ 1,081	1,101,824			1,102,905
Conversion of convertible notes and accrued interest into common stock, shares				1,081,561
Recognition of beneficial conversion features related to convertible notes					318,616			318,616
Ending balance, value at Jun. 30, 2021			$ 9,315	$ 9,560	79,454,922	(60,611,994)	(17,465)	18,844,338
Ending balance, shares at Jun. 30, 2021			9,315,059	9,560,071
Beginning balance, value at Mar. 31, 2021		$ 9,215		$ 5,916	68,851,062	(58,107,489)	(20,965)	10,737,739
Beginning balance, shares at Mar. 31, 2021		9,215,059		5,916,134
Net loss						(2,504,505)		(2,504,505)
Change in foreign currency translation							3,500	3,500
Exchange of Series B preferred stock for Series C preferred stock		$ (9,215)	$ 9,215
Exchange of Series B preferred stock for Series C preferred stock, shares		(9,215,059)	9,215,059
Issuance of Series C preferred stock with common stock in connection with sales made under private offerings			$ 100		99,900			100,000
Issuance of Series C preferred stock with common stock in connection with sales made under private offerings, shares			100,000
Issuance of common stock in connection with sales made under public offerings				$ 2,410	8,951,206			8,953,616
Issuance of common stock in connection with sales made under public offerings, shares				2,409,639
Issuance of common stock in connection with the exercise of common stock purchase warrants				$ 106	(106)
Issuance of common stock in connection with the exercise of common stock purchase warrants, shares				105,648
Issuance of common stock in exchange for consulting, professional and other services				$ 47	176,184			176,231
Issuance of common stock in exchange for consulting, professional and other services, shares				47,089
Issuance of common stock warrants in connection with the issuance of convertible notes					205,331			205,331
Conversion of convertible notes and accrued interest into common stock				$ 1,081	1,101,824			1,102,905
Conversion of convertible notes and accrued interest into common stock, shares				1,081,561
Recognition of beneficial conversion features related to convertible notes					69,521			69,521
Ending balance, value at Jun. 30, 2021			$ 9,315	$ 9,560	$ 79,454,922	$ (60,611,994)	$ (17,465)	$ 18,844,338
Ending balance, shares at Jun. 30, 2021			9,315,059	9,560,071